Cash and Cash Equivalents - Summary of Detailed Information about Cash and Cash Equivalents (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents [abstract]
Cash at bank and in hand	€ 1,478	€ 1,614	€ 1,827
Short-term deposits	152	340	345
Money market investments	1,838	2,120	1,230
On December 31	3,469	4,074	3,402
Cash collateral related to securities lending, repurchase agreements and margins on derivatives transactions	2,240	3,416	5,072
Income from security lending programs	€ 4	€ 7	€ 7
Weighted effective interest rate on short-term deposits	3.17%	3.90%	1.70%
Average maturity on short-term deposits (in days)	5 days	11 days	17 days